Management Report - Corporate Divisions - C & O (Detail) - Corporate and Other [Member] - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consolidations & Adjustments [Line Items]
Net revenues	€ (91)	€ (237)	€ (145)	€ (610)
Provision for credit losses	(2)	1	0	0
Noninterest expenses [Abstract]
Compensation and benefits	798	757	1,566	1,565
General and administrative expenses	(721)	(611)	(1,375)	(1,274)
Impairment of goodwill and other intangible assets	0	0	0	0
Restructuring activities	0	0	0	0
Total noninterest expenses	77	145	191	291
Noncontrolling interests	(48)	(19)	(51)	(23)
Income (loss) before income taxes	€ (119)	€ (364)	€ (286)	€ (878)